Employee Termination, Asset Impairment and Other Charges Employee Termination, Asset Impairment and Other Charges - Additional Details (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jul. 01, 2016	Apr. 01, 2016	Jan. 01, 2016	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Restructuring Cost and Reserve [Line Items]
Net Pre-Tax Restructuring Charges, Integration Plan	$ 400,000,000								$ 400,000,000
Expected Employee Termination Costs, Integration Plan	185,000,000								185,000,000
Expected Asset Impairment Charges, Integration Plan	125,000,000								125,000,000
Expected Other Restructuring Costs, Integration Plan	90,000,000								90,000,000
Expected Cash Expenditures, Integration Plan	275,000,000								275,000,000
Restructuring Charges	$ 122,000,000	$ 140,000,000	$ 27,000,000	$ 56,000,000	$ 104,000,000	$ 10,000,000	$ 53,000,000	$ 9,000,000	308,000,000	$ 94,000,000	$ 33,000,000
Asset Impairment Charges									37,000,000	82,000,000	62,000,000
Total employee termination, asset impairment and other charges									345,000,000	176,000,000	95,000,000
Restructuring and Related Cost, Accelerated Depreciation in Cost of Goods Sold									34,000,000
Restructuring and Related Cost, Accelerated Depreciation in Research and Development									14,000,000
Restructuring Plan 2016 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									77,000,000	0	0
Asset Impairment Charges										0	0
Total employee termination, asset impairment and other charges									82,000,000
Odawara [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									128,000,000	0	0
Asset Impairment Charges										0	0
Total employee termination, asset impairment and other charges									152,000,000
Business Realignment Activities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									103,000,000	94,000,000	33,000,000
Asset Impairment Charges										82,000,000	62,000,000
Total employee termination, asset impairment and other charges									111,000,000	176,000,000	95,000,000
One-time Termination Benefits [Member] | Restructuring Plan 2016 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									58,000,000
Restructuring and Related Cost, Accelerated Depreciation									22,000,000
One-time Termination Benefits [Member] | Odawara [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									119,000,000
Restructuring and Related Cost, Accelerated Depreciation									48,000,000
One-time Termination Benefits [Member] | Business Realignment Activities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									74,000,000	82,000,000	27,000,000
Impairment of Assets [Member] | Restructuring Plan 2016 [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges									5,000,000
Impairment of Assets [Member] | Odawara [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges									24,000,000
Impairment of Assets [Member] | Business Realignment Activities [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges									8,000,000	82,000,000	62,000,000
Contract Termination [Member] | Restructuring Plan 2016 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									19,000,000
Contract Termination [Member] | Odawara [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									9,000,000
Contract Termination [Member] | Business Realignment Activities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									$ 29,000,000	$ 12,000,000	$ 6,000,000